SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Ordinary shares, par value per share	₪ 0.9	₪ 0.9
Commercial license [Member]
Significant Accounting Policies [Line Items]
Estimated lived intangible assets useful lives, years	10 years